Vantagepoint Milestone 2030 Fund
Milestone 2030 Fund
Investment Objective
To offer high total return consistent with the Fund’s current asset allocation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Vantagepoint Milestone 2030 Fund - USD ($)	TM Shares	Investor M Shares
Transaction fees (All share classes)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Vantagepoint Milestone 2030 Fund		TM Shares	Investor M Shares
Management fees		0.10%	0.10%
Other expenses		0.03%	0.28%
Acquired fund fees and expenses	[1],[2]	0.46%	0.46%
Total annual fund operating expenses	[1],[2]	0.59%	0.84%
[1]	Fees and expenses have been restated to reflect current fees and expenses.
[2]	Shareholders of the Fund indirectly pay the fees and expenses of the Acquired funds. The Fund's total annual fund operating expenses shown in this table do not correlate to the expense ratios shown in the Fund's financial highlights for the most recent fiscal year, which reflect the Fund's operating expenses and do not include Acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Vantagepoint Milestone 2030 Fund - USD ($)	1 year	3 years	5 years	10 years
TM Shares	60	189	329	738
Investor M Shares	86	268	466	1,037

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2014, the Fund’s portfolio turnover rate was 18.74% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds (“ETFs”) using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030. The Fund invests in a combination of equity, fixed income, and multi-strategy investments that the Fund’s investment adviser believes to be appropriate. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies, and real estate investment trusts (REITs), among others. As time elapses, the Fund’s allocation to equity and multi-strategy investments decreases and the Fund’s allocation to fixed income investments increases so that by June 30 of the year 2040 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 30% in equity funds, 63% in fixed income funds, and 7% in the multi-strategy fund.

The Fund’s allocation will change over time. The Fund invests in the following funds at target allocations within the current percentage ranges indicated:

Fixed Income Funds	Allocation Range

Vantagepoint Low Duration Bond Fund	0% - 9%

Vantagepoint Core Bond Index Fund	9% - 19%

Vantagepoint Inflation Focused Fund	0% - 6%

Vantagepoint High Yield Fund	0% - 9%

Equity Funds	Allocation Range

Vantagepoint Equity Income Fund	11% - 21%

Vantagepoint Growth & Income Fund	5% - 15%

Vantagepoint Growth Fund	5% - 15%

Vantagepoint Select Value Fund	0% - 6%

Vantagepoint Mid/Small Company Index Fund	3% - 13%

Vantagepoint Aggressive Opportunities Fund	0% - 6%

Vantagepoint Discovery Fund	0% - 6%

Vantagepoint International Fund	8% - 18%

Third Party Emerging Markets ETF	0% - 5%

Multi-Strategy Fund	Allocation Range

Vantagepoint Diversifying Strategies Fund	10% - 20%

Subject to the supervision of the Fund’s Board of Directors, the Fund’s investment adviser may, at its discretion, increase or decrease the target allocations to the underlying funds. The Fund’s investment adviser monitors the Fund’s allocations and will “rebalance” its portfolio as necessary to return the Fund to, or close to, the intended asset allocation.

The Fund is designed to “age” so that its asset allocation becomes more conservative over time until it achieves a final constant asset allocation approximately 10 years after the year 2030. This is intended to reduce investment risk as investors move towards and into retirement.

The sequence of asset allocation changes that the Fund is expected to follow over time (“glide path”) is illustrated below.

The current asset mix (as of the date of this prospectus) is approximately 63% equity, 22% fixed income, and 15% multi-strategy. The asset mix will become progressively more conservative so that by the year 2030 (“target year”), the mix will approximate 40% equity, 48% fixed income, and 12% multi-strategy. The asset mix will continue to become more conservative for 10 more years until the equity allocation is reduced to approximately 30%, the multi-strategy allocation is reduced to approximately 7%, and the fixed income allocation is increased to approximately 63%. At that time (10 years after 2030), the Fund will reach its “landing point” and its target asset allocation will become constant. The glide path followed before January 4, 2010 had a different asset allocation and did not continue to age after the year in the Fund’s name. The glide path followed before May 1, 2014 had a different asset allocation to fixed income, equity and multi-strategy investments. After the Fund reaches its final constant target allocations, the Fund’s investment adviser is expected to recommend, and the Fund’s Board of Directors may approve, combining the Fund with the Milestone Retirement Income Fund, which is expected to have approximately the same asset allocation as the Fund at that time.

All percentages referred to above are based on the Fund’s net assets. The Fund invests in T Shares of the underlying Vantagepoint Funds.

This Fund may be appropriate for you if you plan to begin making gradual withdrawals from the Fund, typically at or after your retirement, in or around the year 2030.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund is not a complete solution for all of your retirement savings needs. An investment in the Fund includes the risk of loss, including near, at or after the target date of the Fund. There is no guarantee that the Fund will provide adequate income at and through an investor’s retirement. Selecting the Fund (or any Vantagepoint Fund) does not guarantee that you will have adequate savings for retirement.

Asset Allocation Risk—Asset allocation risk is the risk that the selection of the underlying funds and the allocation of Fund assets among them will cause the Fund to lose money or to underperform other funds with similar investment objectives. In addition, there is the risk that the asset classes favored by the allocations will not perform as expected. The Fund’s investment adviser may alter the Fund’s asset allocation, as well as its Fund-level allocations, for reasons other than the passage of time. Any changes made in the underlying funds, such as changes in investment objectives or strategies, may affect the Fund’s performance.

Investing in Other Investment Companies—A Fund’s investment in another investment company (including another Fund) is subject to the risks associated with that investment company’s portfolio securities. For example, if the investment company holds common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition, when a Fund purchases shares of another investment company (including another Fund), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The fees and expenses of the other investment company are in addition to the Fund’s own fees and expenses.

ETF Risks—In addition to the risks associated with investing in other investment companies, an investment in an ETF may be subject to the following risks: (1) an ETF’s shares may trade above or below their net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) secondary market trading in an ETF’s shares may be halted; (4) an ETF may not accurately track the performance of the reference index; and (5) an ETF might hold troubled securities if those securities are held in the reference index.

The amount invested by this Fund in each underlying fund is exposed to the same risks as that underlying fund. These risks are summarized below.

Stock Market Risk—Stock market risk is the possibility that the prices of equity securities overall will experience increased volatility and decline over short or extended periods. Markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities Risk—Investments in foreign securities may involve the risk of loss due to political, economic, legal, regulatory, and operational uncertainties; differing accounting and financial reporting standards; limited availability of information; currency fluctuations; and higher transaction costs.

Emerging Markets Securities Risk—Investments in securities issued by companies located in emerging market countries may present risks different from, or greater than, the risks of investing in securities issued by companies located in developed foreign countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. Investments in securities issued by companies located in emerging market countries tend to be more volatile than investments in securities issued by companies located in developed foreign countries, and may be more difficult to value.

Small-Cap Securities Risk—Investments in small-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of small-capitalization companies are generally subject to greater price volatility than those of larger companies due to: less certain growth prospects, the lower degree of liquidity in the markets for their securities, and the greater sensitivity of smaller companies to changing economic conditions. Also, small-capitalization companies may have more limited product lines, fewer capital resources and less experienced management than larger companies.

Mid-Cap Securities Risk—Investments in mid-capitalization companies involve greater risk than is customarily associated with investments in larger, more established companies. Equity securities of mid-capitalization companies generally trade in lower volume and are generally subject to greater and less predictable price changes than the securities of larger companies.

Equity Income/Interest Rate Risk—A Fund’s distributions to shareholders may decline when interest rates fall or when dividend income from investments in stocks declines.

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase. Investments in fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause a Fund to lose money.

Convertible Securities Risk—The value of a convertible security generally increases and decreases with the value of the underlying common stock, but may also be sensitive to changes in interest rates. Convertible securities generally have a higher risk of default and tend to be less liquid than traditional non-convertible securities. In addition, the convertible securities a Fund invests in may be rated below investment grade or may be unrated, which could increase their risks. Below investment grade securities are speculative and involve a greater risk of default than investment grade securities. The market prices of lower rated convertible securities also may experience greater volatility than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or declares bankruptcy.

High Yield Securities Risk—Securities that are rated below “investment grade” (commonly known as “high yield securities” or “junk bonds”) or, if unrated, are considered by a subadviser to be of equivalent quality, are speculative and involve a greater risk of default than “investment grade” securities. The values of these securities are particularly sensitive to changes in issuer creditworthiness, and economic and political conditions. The market prices of these securities may decline significantly in periods of general economic difficulty, may be harder to value, and may be less liquid than higher rated securities.

Mortgage-Backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Asset-Backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Derivative Instruments Risk—Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with derivative instruments include: the risk that the other party to a derivative contract may not fulfill its obligations (counterparty risk); the risk that a particular derivative instrument, such as over-the-counter derivative instruments, may be difficult to purchase or sell (liquidity risk); the risk that certain derivative instruments are more sensitive to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the derivative instrument (valuation risk); the inability of the derivative instrument to correlate in value with its underlying asset, reference rate, or index (basis risk); the risk that the Fund may lose substantially more than the amount invested in the derivative instrument, and that the Fund may be forced to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements (leverage risk). There is no assurance that the Fund’s use of any derivatives strategy will succeed, or that the Fund will not lose money.

Indexing Risk—The Fund invests a portion of its assets in underlying funds that employ index or passively managed strategies that are designed to approximate the investment characteristics and performance of specified indexes. Unlike an actively managed strategy, an index or passively managed strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities in an index or passively managed strategy may be purchased, held, and sold by such underlying funds at times when an actively managed portfolio would not do so. In addition, performance of underlying funds using an index or passively managed strategy will deviate from the performance of the specified index, which is known as tracking error. Tracking error may be caused by: (i) fees and expenses associated with managing the underlying index strategy funds (whereas the benchmark index has no management fees or transaction expenses); (ii) changes to the index and the timing of the rebalancing of the underlying index strategy funds; and (iii) the timing of cash flows into and out of the underlying index strategy funds.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index, a custom benchmark and a group of mutual funds with similar investment objectives. On May 1, 2015, the Fund changed its custom benchmark to be comprised of up to six indexes. The former custom benchmark was comprised of two indexes. Performance information for both custom benchmarks is included in the following table. The Fund made this custom benchmark change to more closely align the custom benchmark with the Fund’s current asset allocation. The bar chart shows performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares. On March 1, 2013, certain transfer agency and administrative shareholder servicing fees for the Fund and for underlying Vantagepoint Funds changed in connection with the implementation of a new share class structure, resulting in no immediate increase in the Fund’s total expense ratio. In connection with these changes, the Fund’s transfer agent has contractually agreed to waive a portion of its fees on the T Shares of the underlying Index Funds through April 30, 2016. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Investor M Shares

Best Quarter	Worst Quarter
15.48%	-18.28%
(2nd Qtr 2009)	(4th Qtr 2008)

Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns - Vantagepoint Milestone 2030 Fund	1 year	5 years	10 years
Investor M Shares	5.04%	10.16%	6.20%
Investor M Shares | Return after taxes on distributions	2.26%	9.12%	5.32%
Investor M Shares | Return after taxes on distributions and sale of fund shares	4.73%	7.98%	4.90%
TM Shares	5.27%	10.26%	6.25%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%
Custom Benchmark (reflects no deduction for fees, expenses, or taxes)	7.33%	11.87%	7.30%
Former Custom Benchmark (reflects no deductions for fees, expenses, or taxes)	11.24%	12.78%	7.07%
Morningstar Target Date 2026-2030 Funds Average (reflects no deduction for taxes)	5.04%	9.12%	5.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Investor M Shares only. After-tax returns for other classes will vary.

Because the Fund is a multi-asset class fund, the custom benchmark is intended to provide a better performance comparison than a broad-based, single asset class benchmark. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), S&P 500 Index, Russell 2000 Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the Barclays U.S. Intermediate Aggregate Bond Index and S&P 500 Index) and also tracked the historical target allocations.